Deferred Credits and Other Noncurrent Liabilities - Summary of Deferred Credits and Other Noncurrent Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Contract liabilities and unearned revenues - non-current	₱ 4,884	₱ 5,625
Provision for asset retirement obligations	1,836	1,752	₱ 1,164
Accrual of capital expenditures	1,526	44
Others	65	54
Deferred credits and non other liabilities	₱ 8,311	₱ 7,475	₱ 9,607